DEBT - Maturities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2024	$ 223,904
2025	35,877
2026	349,720
2027	23,167
2028	408,561
Thereafter	19,423
Long-term debt	$ 1,060,652